ESTIMATION OF FAIR VALUE - Transfers between level 1 and level 2 of the fair value hierarchy (Details) - COP ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	$ 1
Financial assets at fair value through profit or loss, classified as held for trading, category [member] | Securities issued by other of the Colombian Government entities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	1
Financial assets measured at fair value through other comprehensive income, category [member] | Level two to one
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	75,752
Financial assets measured at fair value through other comprehensive income, category [member] | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	748,688
Financial assets measured at fair value through other comprehensive income, category [member] | Debt securities | Level two to one
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held		$ 246,870
Financial assets measured at fair value through other comprehensive income, category [member] | Debt securities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held		203,094
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by the Colombian Government | Level two to one
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	72,451	17,668
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by the Colombian Government | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	591,093	14,081
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by other of the Colombian Government entities | Level two to one
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held		229,202
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by other of the Colombian Government entities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	38,324
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by other financial entities | Level two to one
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	3,301
Financial assets measured at fair value through other comprehensive income, category [member] | Securities issued by other financial entities | Level one to two
Disclosure Of Estimations of Fair Value [Line Items]
Debt instruments held	$ 119,271	$ 189,013